UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Share capital	Share premium	Capital reserve	Cash flow hedge reserve	Translation differences	Remeasurements	Other reserves	Accumulated deficit	Non-controlling interests
Beginning balance at Dec. 31, 2024	$ 5,008.4	$ 18.4	$ 3,189.1	$ 2,789.2	$ 19.6	$ (137.6)	$ 42.5	$ 63.0	$ (984.9)	$ 9.1
Other comprehensive (loss)/income	309.6				(71.9)	380.8	0.7
Net income for the period	160.5								152.8	7.7
TOTAL COMPREHENSIVE INCOME	470.1				(71.9)	380.8	0.7		152.8	7.7
Transactions with owners:
Share-based payments	24.2							24.2
Shares issued due to exercise of share options	21.1	0.1	21.0
Shares issued due to vesting of RSUs/PSUs	0.0	0.0	5.7					(5.7)
Ending balance at Jun. 30, 2025	5,523.8	18.5	3,215.8	2,789.2	(52.3)	243.2	43.2	81.5	(832.1)	16.8
Beginning balance at Dec. 31, 2025	5,820.9	18.6	3,251.2	2,789.2	(43.4)	218.8	50.3	74.8	(557.5)	18.9
Other comprehensive (loss)/income	(87.5)				52.0	(140.2)	0.7
Net income for the period	287.8								271.8	16.0
TOTAL COMPREHENSIVE INCOME	200.3				52.0	(140.2)	0.7		271.8	16.0
Transactions with owners:
Share-based payments	29.8							29.8
Shares issued due to exercise of share options	14.6	0.1	22.1					(7.6)
Shares issued due to vesting of RSUs/PSUs	0.0	0.0	11.6					(11.6)
Capital increase - share issuance	835.4	0.8	834.6
Dividend declared by subsidiary to non-controlling interests	(13.0)									(13.0)
Ending balance at Jun. 30, 2026	$ 6,888.0	$ 19.5	$ 4,119.5	$ 2,789.2	$ 8.6	$ 78.6	$ 51.0	$ 85.4	$ (285.7)	$ 21.9